Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligations
Refinery	$ 1,790	$ 1,336
Ontario Mineral Properties		338
Long-term Asset Retirement Obligations	$ 1,790	$ 1,674	$ 1,264